                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 11th Floor
                                              New York, NY 10281-1008

March 3, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    OFI Tremont Market Neutral Hedge Fund
                File No. 005-79313
                EDGAR Filing of Amendment to Schedule TO

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made of an amended issuer Tender
Offer  Statement  on  Schedule  TO,  pursuant  to Rule  13e-4 of the  Securities
Exchange Act of 1934,  on behalf of OFI Tremont  Market  Neutral Hedge Fund (the
"Fund") in connection  with an offer by the Fund to repurchase  all  outstanding shares  of  beneficial  interest  of the Fund on the terms  and  subject  to the conditions  set forth in the  Amended  Repurchase  Offer  Notice  and  Letter to
Shareholders  describing the amended  repurchase offer.  Please deduct $1,083.26 from the  Fund's  account  for  payment  of the  filing  fee.  Please  note that
$1,083.26 was previously paid by the Fund on January 31, 2008 in connection with the EDGAR  filing of the Tender Offer  Statement  on  Schedule  TO. The account number is 910-8739.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                                     Sincerely,

                                                     /s/ Mitchell J. Lindauer
                                                     ------------------------------------------
                                                     Mitchell J. Lindauer
                                                     Vice President & Assistant General Counsel
                                                     mlindauer@oppenheimerfunds.com
                                                     Phone: 212.323.0254

Attachment

cc:    Larry Greene, Securities and Exchange Commission
       Mayer Brown LLP
       Nancy Vann, Esq.